Commitments and Contingencies (Details Narrative) - Shangchi Automobile [Member] - USD ($)			1 Months Ended	12 Months Ended
	Sep. 07, 2022	Dec. 15, 2021	Mar. 23, 2021	Dec. 31, 2024
Debt Dispute Commitment Amount			$ 1,600,000
Settlement awarded		$ 1,200,000		$ 22,449
Cash Remaining Frozen Bank Balance	$ 1,200,000
Accrued interest				$ 800,000